Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Accrued payroll and employee benefits	4,038,505	2,980,760	416,389
Payable to third parties (a)	7,280,590	1,287,929	179,914
Deposit payable	1,574,810	1,183,879	165,378
Others	543,937	239,275	33,425
Total	13,437,842	5,691,843	795,106

(a)	The balance mainly represents the payables for acquiring services for daily operations such as property fees, rent and utility bills as well as professional and consulting services as of December 31, 2024 and June 30, 2025.